Cash and Cash Equivalents and Short-term Deposit	12 Months Ended
Dec. 31, 2021
Investments Debt And Equity Securities [Abstract]
Cash and Cash Equivalents and Short-term Deposit
12.	Cash and cash equivalents and short-term deposit

Cash and cash equivalents represent cash on hand, cash held at bank, and term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Short-term deposit represents term deposit placed with bank with original maturity more than three months but less than one year. The Group had US$196 thousands of short-term deposit as of December 31, 2021, with an original maturity of 12 months denominated in HKD.

Cash on hand and cash held at bank balance and short-term deposit as of December 31, 2020 and 2021 primarily consist of the following currencies:

	December 31, 2020		December 31, 2021
(In thousands)	Original currency	US$ equivalent	Original currency	US$ equivalent
US$	4,259	4,259	3,195	3,195
RMB	59,912	9,182	13,433	2,107
HKD	8,236	1,062	5,791	743
Others		7,682		2,019
Total		22,185		8,064